Net Sales by GBU (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Net sales		$ 2,774	$ 2,707	$ 2,605	$ 2,475	$ 2,645	$ 2,558	$ 2,585	$ 2,375	$ 10,561	$ 10,163	$ 9,968
Renal
Revenue from External Customer [Line Items]
Net sales	[1]									3,480	3,421	3,401
Acute Therapies
Revenue from External Customer [Line Items]
Net sales	[2]									456	429	385
Medication Delivery
Revenue from External Customer [Line Items]
Net sales	[3]									2,698	2,596	2,375
Pharmaceuticals
Revenue from External Customer [Line Items]
Net sales	[4]									1,883	1,722	1,801
Nutrition
Revenue from External Customer [Line Items]
Net sales	[5]									882	858	857
Advanced Surgery
Revenue from External Customer [Line Items]
Net sales	[6]									707	690	693
Other
Revenue from External Customer [Line Items]
Net sales	[7]									$ 455	$ 447	$ 456

[1]	Renal Care includes sales of the company’s peritoneal dialysis (PD) and hemodialysis (HD) and additional dialysis therapies and services.
[2]	Acute Therapies includes sales of the company’s continuous renal replacement therapies (CRRT) and other organ support therapies focused in the ICU.
[3]	Medication Delivery includes sales of the company’s IV therapies, infusion pumps, administration sets and drug reconstitution devices.
[4]	Pharmaceuticals includes sales of the company’s premixed and oncology drug platforms, inhaled anesthesia and critical care products and pharmacy compounding services.
[5]	Nutrition includes sales of the company’s parenteral nutrition (PN) therapies.
[6]	Advanced Surgery includes sales of the company’s biological products and medical devices used in surgical procedures for hemostasis, tissue sealing and adhesion prevention.
[7]	Other includes sales primarily from the company’s pharmaceutical partnering business.